Average Annual Total Returns{- Fidelity® Massachusetts AMT Tax-Free Money Market Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Retail Class - Free Money Market Fund
	Past 1 year	Past 5 years	Past 10 years
Total	0.37%	0.70%	0.36%